Commissions and Expenses - Summary of Cumulative Number of Shares and Their Status in Relation to Active Long Term Incentive Plans and Allocated Variable Compensation to Identified Staff (Parenthetical) (Detail) - shares
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	381,035	621,373
2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	4,436	30,730
2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	38,502	(390,438)
2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	(616,753)	958,501